Related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
13. Related party transactions
In the normal course of business, the Company has entered into transactions with related parties where the Wilks (or entities they control) hold a controlling financial interest. During the three and six months ended June 30, 2022 and 2021, the Company had related party transactions with the following related party entities:
Automatize, LLC (“Automatize”) is a logistics broker that facilitates the last-mile delivery of proppants on behalf of its customers, including the Company. Amounts paid to Automatize include costs passed through to third-party trucking companies and a commission retained by Automatize. These payments are recorded in cost of revenues, exclusive of depreciation and depletion on our consolidated statements of operations.
Cisco Logistics, LLC (“Cisco Logistics”) is a logistics company that delivers sand and equipment on behalf of its customers, including the Company. Amounts paid to Cisco Logistics are recorded in cost of revenues, exclusive of depreciation and depletion on our consolidated statements of operations.
Equify Risk Services, LLC (“Equify Risk”) is an insurance broker that negotiates and secures insurance policies on behalf of its customers, including the Company. Amounts paid to Equify Risk are recorded in selling, general and administrative expenses on our consolidated statements of operations.
Equify Financial, LLC (“Equify Financial”) is a finance company that provides equipment and other financing to its customers, including the Company. Amounts paid to Equify Financial are recorded in interest expenses on our consolidated statements of operations, and repayments of long-term debt on our consolidated statements of cash flows. See Note 7—Indebtedness for additional disclosures related to related party credit agreements.
Wilks Brothers, LLC (“Wilks Brothers”) is a management company which provides administrative support to various businesses within its portfolio. Wilks Brothers and certain entities under its control will at times incur expenses on behalf of the Company, billing the Company for these expenses at cost as well as certain management fees. Amounts paid to Wilks Brothers are generally recorded in selling, general and administrative expenses on our consolidated statements of operations.
Interstate Explorations, LLC (“Interstate”) is an exploration and development company for which the Company performs pressure pumping services, and from which the Company has a short-term lease for certain office space.
Flying A Pump Services, LLC (“Flying A”) is an oilfield services company which provides pump down and acid services, to which the Company rents and sells equipment and frac fleet components.
MC Estates, LLC, The Shops at Willow Park, and FTSI Industrial, LLC (collectively, the “Related Lessors”) own various industrial parks and office space leased by the Company. Amounts paid to the Related Lessors are recorded in selling, general and administrative expenses on our consolidated statements of operations.
Wilks Construction Company, LLC (“Wilks Construction”) is a construction company that has built and made renovations to several buildings for the Company, including construction of a new sand plant. Amounts paid to Wilks Construction are recorded in capital expenditures on our consolidated statements of cash flows.
3 Twenty-Three, LLC (“3 Twenty-Three”) is a payroll administrator which performs payroll services on behalf of its customers, including the Company. Amounts paid to 3 Twenty-Three are recorded in cost of revenues, exclusive of depreciation and depletion and selling, general and administrative expenses on our consolidated statements of operations.
Carbo Ceramics Inc. (“Carbo”) is a provider of ceramic proppant which will at times purchase conventional proppant from the Company to act as a broker for its customers. Additionally, the Company will at times purchase manufactured proppant from Carbo for the stimulation services segment.
FHE USA LLC (“FHE”) is a provider of production and well completion equipment used at the wellsite. Its RigLock and FracLock systems remotely connect surface equipment to the wellhead that keeps crews safer and speeds up operations while also reducing the volume of high-pressure iron. Amounts paid to FHE are recorded in capital expenditures on our consolidated statements of cash flows.
The following table summarizes expenditures with related parties for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Automatize	$35,576	$18,512	$49,851	$31,268
FHE	4,027	—	7,277	—
Wilks Brothers	8,542	1,953	8,799	4,507
Related Lessors	3,425	1,577	4,648	3,115
Wilks Construction	12,448	—	13,389	—
Equify Financial	301	—	986	—
3 Twenty-Three	—	—	247	—
Carbo	78	—	78	353
Cisco Logistics	—	160	—	424
Interstate	—	24	20	32
Equify Risk	—	—	—	3
Other	82	42	120	52

Total	$64,479	$22,268	$85,415	$39,754

The following table summarizes related party accounts payable as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
(In thousands)	2022	2021
Automatize	$18,013	$11,198
Wilks Brothers	13,518	9,990
Wilks Construction	5,545	57
Cisco Logistics	27	—
Carbo	455	10
Related Lessors	19	1
Other	0	19

Total	$37,577	$21,275

The following table summarizes revenue from related parties for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2022	2021	2022	2021
Flying A	$548	$1,177	$1,920	$2,128
Carbo	504	159	753	179
Wilks Brothers	2	7	3	5
Interstate	—	111	—	111
Other	1	25	1	34

Total	$1,055	$1,479	$2,677	$2,457

The following table summarizes related party accounts receivable as of June 30, 2022 and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Flying A	$1,438	$2,412
Cisco Logistics	1,493	1,489
Carbo	255	591
Interstate	310	—
Other	141	23

Total	$3,637	$4,515

Additionally, in January and February of 2021, ProFrac LLC executed two agreements with one of ProFrac LLC’s members for the sale of certain lots of equipment, in exchange for $8.7 million in cash, an amount that approximates the net book value of the assets. Under these agreements, for any assets subsequently resold by the member, ProFrac LLC will reimburse the member for a certain percentage of the net loss, or conversely be entitled to a certain percentage of the net gain, at rates established in the agreements. As of June 30, 2022, the majority of the assets have been sold by the member, and ProFrac LLC’s remaining liability of approximately $0.2 million for assets that have not been resold has been recorded.
On February 4, 2022, THRC Holdings entered into a Rights Agreement with Encantor Properties LP, one of the sellers from whom the Company purchased the Munger Ranch property, under which the related party was assigned rights to $8.1 million of the $30.0 million in consideration related to the Munger purchase. As part of the IPO completed in May 2022, the sellers of Munger Ranch were issued 2,114,273 shares of Class A Common Stock in exchange for the $30.0 million consideration related to the Munger Ranch purchase.

7. Related party transactions
In the normal course of business, the ProFrac Predecessor has entered into transactions with related parties where the Wilks (or entities they control) hold a controlling financial interest. During the years ended December 31, 2021 and 2020, the ProFrac Predecessor had related party transactions with the following related party entities
Automatize, LLC (“Automatize”) is a logistics company that provides for the delivery of proppants on behalf of its customers, including the ProFrac Predecessor. Amounts paid to Automatize are recorded in cost of revenues, exclusive of depreciation and depletion on our consolidated statements of operations.

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Cisco Logistics, LLC (“Cisco Logistics”) is a logistics company that delivers sand and equipment on behalf of its customers, including the ProFrac Predecessor. Amounts paid to Cisco Logistics are recorded in cost of revenues, exclusive of depreciation and depletion on our consolidated statements of operations. Additionally, during 2021 the Company incurred costs associated with the refurbishment of certain equipment owned by Cisco Logistics and recorded a receivable of $1.5 million for reimbursement of these expenditures.
Equify Risk Services, LLC (“Equify Risk”) is an insurance broker that negotiates and secures insurance policies on behalf of its customers, including the ProFrac Predecessor. Amounts paid to Equify Risk are recorded in selling, general and administrative expenses on our consolidated statements of operations.
Equify Financial, LLC (“Equify Financial”) is a finance company that provides equipment and other financing to its customers, including the ProFrac Predecessor. Amounts paid to Equify Financial are recorded in interest expenses on our consolidated statements of operations, and repayments of long-term debt on our consolidated statements of cash flows. See Note 6—Indebtedness for additional disclosures related to related party credit agreements.
Wilks Brothers, LLC (“Wilks Brothers”) is a management company which provides administrative support to various businesses within their portfolio. Wilks Brothers and certain entities under its control will at times incur expenses on behalf of the ProFrac Predecessor, billing the ProFrac Predecessor for these expenses at cost as well as certain management fees. Amounts paid to Wilks Brothers are generally recorded in selling, general and administrative expenses on our consolidated statements of operations. See Note 6—Indebtedness for additional disclosures related to related party credit agreements.
Interstate Explorations, LLC (“Interstate”) is an exploration and development company for which ProFrac LLC performs pressure pumping services, and from which the Company has a short-term lease for certain office space.
Flying A Pump Services, LLC (“Flying A”) is an oilfield services company which provides pump down and acid services, to which ProFrac LLC rents equipment.
MC Estates, LLC and the Shops at Willow Park, LLC (“Related Lessors”) own various industrial parks and office space leased by the ProFrac Predecessor. Amounts paid to Related Lessors are recorded in selling, general and administrative expenses on our consolidated statements of operations.
Wilks Construction Company, LLC (“Wilks Construction”) is a construction company that has built and made renovations to several buildings for the Company. Amounts paid to Wilks Construction are recorded in capital expenditures on our consolidated statements of cash flows.
3 Twenty-Three, LLC (“3 Twenty-Three”) is a payroll administrator which performs payroll services on behalf of its customers, including the ProFrac Predecessor. Amounts paid to 3 Twenty-Three are recorded in cost of revenues, exclusive of depreciation and depletion and selling, general and administrative expenses on our consolidated statements of operations.
Carbo Ceramics Inc. (“Carbo”) is a provider of ceramic proppant which will at times purchase conventional proppant from the Company to act as a broker for its customers. Additionally, the Company will at times purchase manufactured proppant from Carbo for the Stimulation Services segment.

The following table summarizes expenditures with related parties for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
Automatize	$80,521	$26,226
Wilks Brothers	15,480	16,622
Related Lessors	6,308	6,052
Equify Financial	2,871	2,323
3 Twenty-Three	1,033	1,148
Carbo	513	—
Cisco Logistics	509	4,181
Interstate	80	30
Equify Risk	3	1,602
Wilks Construction	—	107
Other	114	—

Total	$107,432	$58,291

The following table summarizes related party accounts payable as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Automatize	$11,198	$5,633
Wilks Brothers	9,990	11,993
Wilks Construction	57	57
Carbo	10	—
Related Lessors	1	21
Cisco Logistics	—	671
Equify Financial	—	113
Other	19	—

Total	$21,275	$18,488

The following table summarizes revenue from related parties for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020
Flying A	$2,701	$294
Carbo	1,025	193
Interstate	116	11
Wilks Brothers	65	—
Automatize	3	701
Other	32	84

Total	$3,942	$1,283

The following table summarizes related party accounts receivable as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Flying A (1)	$2,412	$549
Cisco Logistics	1,489	—
Carbo	591	116
Automatize	—	191
Other	23	24

Total	$4,515	$880

(1)	The amounts above are reported net of a related party allowance for doubtful accounts, which was $0.2 million as of December 31, 2021.
Additionally, In January and February of 2021, ProFrac LLC executed two agreements with one of ProFrac LLC’s members for the sale of certain lots of equipment, in exchange for $8.7 million in cash, an amount that approximates the net book value of the assets. Under these agreements, for any assets subsequently resold by the member, ProFrac LLC will reimburse the member for a certain percentage of the net loss, or conversely be entitled to a certain percentage of the net gain, at rates established in the agreements. As of December 31, 2021, the majority of the assets have been sold by the member, and ProFrac LLC’s remaining liability of approximately $0.2 million for assets that have not been resold has been recorded.